FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Financial instruments (short-term): at fair value	$ 39,309	$ 0
Liabilities	61,456	113,642
Financial instruments (short-term): at fair value	110	0
Assets	6,042	800
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments (short-term): at fair value	0	0
Liabilities	10,134	11,458
Financial instruments (short-term): at fair value	110	0
Assets	4,540	487
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments (short-term): at fair value	0	0
Liabilities	1,388	2,897
Assets	1,502	313
Cross Currency Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments (short-term): at fair value	37,101	0
Liabilities	41,716	87,642
Cross Currency Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments (short-term): at fair value	2,208	0
Liabilities	$ 8,218	$ 11,645